Schedule of Components of Lease Expense (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Commitments and Contingencies Disclosure [Abstract]
Operating lease cost	$ 7,333	$ 44,999	$ 21,997	$ 138,383	$ 145,674	$ 199,611
Sublease income		(12,000)		(117,084)	(117,084)	(204,324)
Total lease (income) cost	$ 7,333	$ 32,999	$ 21,997	$ 21,299	$ 28,590	$ (4,713)